INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,162	$ 1,179	$ 1,188
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,265	1,273
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(55)	(46)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (48)	$ (48)